Consolidated Statements of Cash Flows - USD ($)		4 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (4,251)	$ (1,341,378)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			(8,326,000)
Loss on initial issuance of Private Placement Warrants			1,716,000
Interest earned on marketable securities held in Trust Account			(14,425)
Transaction costs associated with the Initial Public Offering			788,627
Changes in operating assets and liabilities:
Prepaid expenses			(600,000)
Accrued expenses		4,119	5,772,316
Net cash used in operating activities		(132)	(2,004,860)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(230,000,000)
Net cash used in investing activities			(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discount paid			225,675,000
Proceeds from sale of Private Placements Warrants			6,600,000
Proceeds from promissory note – related party		155,000	200,000
Repayment of promissory note – related party			(155,000)
Payment of offering costs		(98,295)	(284,639)
Net cash provided by financing activities		56,705	232,035,361
Net Change in Cash		56,573	30,501
Cash – Beginning of period			56,573
Cash – End of period		56,573	87,074	$ 56,573
Supplemental Cash Flow Information:
Offering costs included in accrued offering costs		185,880
Offering costs paid by Sponsor in exchange for issuance of founder shares		25,000
Remeasurement adjustment on redeemable common stock			26,003,057
Deferred underwriting fee payable			7,568,750
Initial classification of warrant liability			22,806,000
Manscaped Holdings, LLC [Member]
Cash Flows from Operating Activities:
Net loss			(315,476,000)	(54,177,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			138,000	52,000
Amortization of debt issuance costs			1,055,000	58,000
Share-based compensation costs			309,839,000	57,079,000
Changes in operating assets and liabilities:
Accounts receivable			(3,978,000)	(5,572,000)
Inventories			(28,320,000)	(15,646,000)
Prepaid expenses and other current assets			(4,170,000)	(3,702,000)
Other assets			(425,000)	(17,000)
Share-based compensation liabilities				(13,318,000)
Accounts payable			3,550,000	7,531,000
Other current liabilities			5,252,000	7,463,000
Other long-term obligations			332,000	500,000
Net cash used in operating activities			(32,203,000)	(19,749,000)
Cash Flows from Investing Activities:
Purchases of property and equipment			(3,430,000)	(529,000)
Website development costs			(65,000)	(166,000)
Acquisition of trade name			(277,000)
Net cash used in investing activities			(3,772,000)	(695,000)
Cash Flows from Financing Activities:
Repayments of indebtedness				(3,998,000)
Proceeds from indebtedness			18,000,000	27,000,000
Proceeds from issuance of Series A preferred units				35,842,000
Payment of debt issuance costs			(160,000)	(143,000)
Payment of Series A preferred units issuance costs				(75,000)
Net cash provided by financing activities			17,840,000	58,626,000
Net Change in Cash			(18,135,000)	38,182,000
Cash and cash equivalents and restricted cash, beginning of period			41,969,000	3,787,000
Cash and cash equivalents and restricted cash, end of period		41,969,000	23,834,000	41,969,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		41,219,000	22,334,000	41,219,000
Restricted cash		750,000	1,500,000	750,000
Total cash, cash equivalents and restricted cash – end of period		$ 41,969,000	23,834,000	41,969,000
Supplemental Cash Flow Information:
Cash paid for interest			2,428,000	267,000
Cash paid for income taxes			3,976,000	269,000
Conversion of convertible notes into equity securities	[1]			5,170,000
Deemed dividend on Series A-1 preferred units				$ 2,131,000

[1]	See Note 15 for disclosure of related party amounts